Acquisitions	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Acquisitions

Note 9 – Acquisitions

Cato

On March 11, 2013, the Company acquired a 100% interest in Cato Software Solutions (“Cato”), a privately held Austria-based manufacturer of cato® and chemocato® software, a suite of comprehensive medication safety solutions for pharmacy intravenous medication preparation, physician therapy planning and nurse bedside documentation. This acquisition is an important element of the Company’s strategy to help customers eliminate medication errors and streamline workflows, and it expands the Company’s presence in the hospital pharmacy space.

The fair value of consideration transferred was $23 million, which included $14 million in cash, net of cash acquired, as well as $9 million in contingent consideration to be paid based upon the achievement of certain revenue milestones. The fair value of the contingent consideration was estimated using a probability-weighted discounted cash flow model that was based upon the probabilities assigned to the contingent events.

The acquisition was accounted for under the acquisition method of accounting for business combinations, and Cato’s results of operations were included in the Medical segment’s results from the acquisition date. Pro forma information is not provided as the acquisition did not have a material effect on the Company’s consolidated results. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$9
Other intangibles	4
Other assets	1

Total identifiable assets acquired	14

Liabilities assumed	(2)

Net identifiable assets acquired	12
Goodwill	11

Net assets acquired	$23

The developed technology asset of $9 million represents Cato’s developed automated data sharing and creation system that is used in medication preparation and delivery. The technology’s fair value was determined based on the present value of projected cash flows utilizing an income approach which reflected a risk-adjusted discount rate of 14.5%. The technology will be amortized over an expected useful life of 15 years, the period over which the technology is expected to generate substantial cash flows.

The $11 million of goodwill was allocated to the Medical segment. Goodwill typically results through expected synergies from combining operations of an acquiree and an acquirer, as well as from intangible assets that do not qualify for separate recognition. The goodwill recognized as a result of this acquisition included, among other things, the Company’s ability to accelerate growth of the early-stage market for comprehensive pharmacy workflow solutions. Also, synergies are expected from complementing the Company’s existing safety-engineered products with Cato’s medication safety solution. No portion of this goodwill will be deductible for tax purposes. The Company recognized $1 million of acquisition-related costs that were expensed in fiscal year 2013 and reported in the Consolidated Statements of Income as Selling and administrative expense.

Safety Syringes

On December 24, 2012, the Company acquired a 100% interest in Safety Syringes, Inc. (“Safety Syringes”), a privately held California-based company that specializes in the development of anti-needlestick devices for prefilled syringes. The intent of this acquisition was to broaden the Company’s existing healthcare worker safety offerings to include passive safety technologies.

The fair value of consideration transferred was $124 million, which included $124 million in cash, net of $1 million in cash acquired. The fair value of consideration transferred also included $0.4 million for the effective settlement of an intangible asset associated with a preexisting licensing arrangement the Company entered into with Safety Syringes in fiscal year 2005. The terms of the licensing arrangement were determined to represent fair value at the acquisition date, and as such, the Company did not record any gain or loss separately from the acquisition.

The acquisition was accounted for under the acquisition method of accounting for business combinations, and Safety Syringes’ results of operations were included in the Medical segment’s results from the acquisition date. Pro forma information is not provided as the acquisition did not have a material effect on the Company’s consolidated results. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$69
Other intangibles	5
Property, plant and equipment, net	7
Trade receivables, net	7
Other	7

Total identifiable assets acquired	93

Liabilities assumed	(4)

Net identifiable assets acquired	90
Goodwill	34

Net assets acquired	$124

The developed technology asset of $69 million represents Safety Syringes’ developed anti-needlestick technology. The technology’s fair value was determined based on the present value of projected cash flows utilizing an income approach which reflected a risk-adjusted discount rate of 16%. The technology will be amortized over an expected useful life of 15 years, the period over which the technology is expected to generate substantial cash flows.

The $34 million of goodwill was allocated to the Medical segment. The goodwill recognized as a result of this acquisition included, among other things, the synergies expected from complementing the Company’s existing healthcare safety offerings with passive anti-needlestick technologies. Additionally, synergies are expected to result from expanding the market for the passive anti-needlestick offerings through the Company’s broader global sales organization and customer relationships. This goodwill was deductible for tax purposes. The Company recognized $2 million of acquisition-related costs that were expensed in fiscal year 2013 and reported in the Consolidated Statements of Income as Selling and administrative expense.

Sirigen

On August 24, 2012, the Company acquired a 100% interest in Sirigen Group Limited (“Sirigen”), a developer of unique polymer dyes that are used in flow cytometry. The fair value of consideration transferred was $64 million which consisted of $53 million in cash, net of $1 million in cash acquired, as well as $12 million in contingent consideration to be paid based upon the achievement of certain development milestones. The fair value of the contingent consideration was estimated using a probability-weighted discounted cash flow model that was based upon the probabilities assigned to the contingent events. The intent of this acquisition was to complement the Company’s existing instrument platforms and reagent portfolio and allow the Company to differentiate its life science research reagent portfolio and add value for customers.

The acquisition was accounted for under the acquisition method of accounting for business combinations and Sirigen’s results of operations were included in the Life Sciences segment’s results from the acquisition date. Pro forma information is not provided as the acquisition did not have a material effect on the Company’s consolidated results. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Patent	$11
Developed technology	19
Acquired in-process research and development	12
Deferred tax assets	3
Other	1

Total identifiable assets acquired	45

Deferred tax liabilities	(14)
Other	(1)

Total liabilities assumed	(15)

Net identifiable assets acquired	30
Goodwill	34

Net assets acquired	$64

The patent asset of $11 million represented Sirigen’s enabling technology that underlies both developed technology and in-process research and development projects. The patent’s fair value was determined based on the present value of projected cash flows utilizing an income approach which reflected a risk-adjusted discount rate of 20%. The patent will be amortized over an expected useful life of 14 years. The developed technology asset of $19 million represented Sirigen’s developed polymer technology. The developed technology’s fair value was determined based on the present value of projected cash flows utilizing an income approach which reflected a risk-adjusted discount rate of 22%. The developed technology will be amortized over an expected useful life of 16 years, the period over which the developed technology is expected to generate substantial cash flows.

The acquired in-process research and development asset of $12 million represented development projects of additional polymer dyes. The probability of success associated with the projects, based upon the applicable technological and commercial risk, was assumed to be 80% or more, depending upon the project. The projects’ fair value was determined based on the present value of projected cash flows utilizing an income approach and a risk-adjusted discount rate of 24% to 26%, depending upon the project. As of the fourth quarter of fiscal year 2014, these development projects have been completed. Accordingly, the assets associated with these projects were reclassified from Other Intangibles, Net to Core and Developed Technology, Net and are being amortized over the period during which the technology is expected to generate substantial cash flows.

The $34 million of goodwill was allocated to the Life Sciences segment. The goodwill recognized as a result of this acquisition included, among other things, the synergies expected from complementing the Company’s instrument and reagent portfolio with the capabilities of Sirigen’s advanced polymer technology. Additionally, synergies are expected to result from expanding the market for the polymer technology through the Company’s broader global sales organization and customer relationships. No portion of this goodwill will be deductible for tax purposes. The Company recognized $1 million of acquisition-related costs that were expensed in fiscal year 2012 and reported in the Consolidated Statements of Income as Selling and administrative expense.

KIESTRA

On February 9, 2012, the Company acquired a 100% interest in KIESTRA Lab Automation BV (“KIESTRA”), a Netherlands-based company that manufactures and sells innovative lab automation solutions for the microbiology lab. The fair value of consideration transferred was $58 million which consisted of $49 million in cash, net of $5 million in cash acquired, as well as $9 million in contingent consideration to be paid based upon the achievement of certain development milestones and performance targets. A purchase price adjustment of approximately $2 million was recorded in fiscal year 2013 to reflect the seller’s payment of a post-closing adjustment to net working capital. The fair value of the contingent consideration was estimated using a probability-weighted discounted cash flow model that was based upon the probabilities assigned to the contingent events. The intent of this acquisition was to complement the Company’s existing portfolio of microbiology platforms, reagents and supplies and allow the Company to offer innovative full lab automation solutions to hospitals and laboratories worldwide.

The acquisition was accounted for under the acquisition method of accounting for business combinations and KIESTRA’s results of operations were included in the Life Sciences segment’s results from the acquisition date. Pro forma information is not provided as the acquisition did not have a material effect on the Company’s consolidated results. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$13
Acquired in-process research and development	7
Other intangibles	5
Property, plant and equipment	5
Other	10

Total identifiable assets acquired	40

Deferred tax liabilities	(6)
Other	(12)

Total liabilities assumed	(18)

Net identifiable assets acquired	22
Goodwill	35

Net assets acquired	$58

The developed technology asset of $13 million represented KIESTRA’s developed lab automation solutions. The technology’s fair value was determined based on the present value of projected cash flows utilizing an income approach which reflected a risk-adjusted discount rate of 14.5%. The technology will be amortized over an expected useful life of 10 years, the period over which the technology is expected to generate substantial cash flows.

The acquired in-process research and development asset of $7 million represented development projects of the existing lab automation technology for use in diagnostic applications. The probability of success associated with the projects, based upon the applicable technological and commercial risk, was assumed to be 100%. The projects’ fair value was determined based on the present value of projected cash flows utilizing an income approach and a risk-adjusted discount rate of 15.5%. These projects were substantially completed in the third quarter of fiscal year 2014. Accordingly, the related assets were reclassified toCore and Developed Technology, Net and will be amortized over a useful life of 10 years, the period over which the technology is expected to generate substantial cash flows.

The $35 million of goodwill was allocated to the Life Sciences segment. The goodwill recognized as a result of this acquisition included, among other things, the value of integrating the Company’s broad clinical microbiology portfolio through automation for maximum workflow efficiency. Synergies are expected to result from the alignment of KIESTRA’s automated instrumentation technologies with the Company’s existing portfolio of microbiology platforms, reagents and supplies. Additionally, synergies are expected to result from expanding the market for full lab automation solutions into new geographic regions through the Company’s broader global sales organization and customer relationships. No portion of this goodwill will be deductible for tax purposes. The Company recognized $2 million of acquisition-related costs that were expensed in fiscal year 2012 and reported in the Consolidated Statements of Income as Selling and administrative expense.